Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2010
Pension Plans Tables Abstract
Reconciliation Of Funded Status Table
	December 31,
	2010		2009
	U.S.	Foreign	U.S.	Foreign

	(in millions)
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year	$549	$5,138	$528	$3,498
Service cost	7	17	6	13
Interest cost	32	511	32	459
Employee contributions	-	5	-	19
Plan amendments	11	-	-	-
Plan settlements	-	(2)	-	-
Benefits paid	(30)	(411)	(29)	(366)
Business combinations	-	14	-	-
Actuarial loss	39	474	12	304
Effect of foreign currency exchange rate change	-	249	-	1,211
Benefit obligation as of December 31	$608	$5,995	$549	$5,138
CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	$368	$4,045	$306	$2,752
Actual return on plan assets	46	742	71	489
Employer contributions	29	157	20	188
Employee contributions	-	5	-	19
Plan settlements	-	(2)	-	-
Benefits paid	(30)	(411)	(29)	(366)
Effect of foreign currency exchange rate change	-	198	-	963
Fair value of plan assets as of December 31	$413	$4,734	$368	$4,045
RECONCILIATION OF FUNDED STATUS
Funded status as of December 31	$(195)	$(1,261)	$(181)	$(1,093)

Amounts Recognized In Consolidated Balance Sheet Table
	December 31,
	2010		2009
	U.S.	Foreign	U.S.	Foreign

	(in millions)
AMOUNTS RECOGNIZED ON THE
CONSOLIDATED BALANCE SHEETS
Noncurrent assets	$-	$34	$-	$32
Accrued benefit liability - current	-	(5)	-	(4)
Accrued benefit liability - long-term	(195)	(1,290)	(181)	(1,121)
Net amount recognized at end of year	$(195)	$(1,261)	$(181)	$(1,093)

Accumulated Benefit Obligation Table
	December 31,
	2010		2009
	U.S.	Foreign	U.S.	Foreign

	(in millions)
Accumulated Benefit Obligation	$592	$5,936	$535	$5,098
Information for pension plans with an accumulated
benefit obligation in excess of plan assets:
Projected benefit obligation	$608	$5,703	$549	$4,887
Accumulated benefit obligation	592	5,657	535	4,855
Fair value of plan assets	413	4,410	368	3,765
Information for pension plans with a projected
benefit obligation in excess of plan assets:
Projected benefit obligation	$608	$5,710	$549	$4,892
Fair value of plan assets	413	4,415	368	3,766

Significant Assumptions Table
	December 31,
	2010		2009
	U.S.	Foreign	U.S.	Foreign
Benefit Obligation:
Discount rates	5.38%	9.84%	5.92%	10.56%
Rates of compensation increase	N/A (1)	6.00%	N/A (1)	6.00%
Periodic Benefit Cost:
Discount rate	5.92%	10.56%	6.26%	11.78%
Expected long-term rate of return on plan assets	8.00%	11.12%	8.00%	11.99%
Rate of compensation increase	N/A (1)	6.00%	N/A (1)	5.97%

Impact Of One Percent Change In Assumptions Table
Increase of 1% in the discount rate	$(34)
Decrease of 1% in the discount rate	$43
Increase of 1% in the long-term rate of return on plan assets	$(42)
Decrease of 1% in the long-term rate of return on plan assets	$42

Net Periodic Benefit Cost Table
	December 31,
Components of Net Periodic Benefit Cost:	2010		2009		2008
	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign

	(in millions)
Service cost	$7	$17	$6	$13	$5	$11
Interest cost	32	511	32	459	30	453
Expected return on plan assets	(30)	(427)	(24)	(374)	(31)	(412)
Amortization of initial net asset	-	(1)	-	(2)	-	(3)
Amortization of prior service cost	3	-	4	-	3	-
Amortization of net loss	12	38	16	7	1	2
Settlement gain recognized	-	1	-	-	1	-
Total pension cost	$24	$139	$34	$103	$9	$51

Amounts Included In Accumulated Other Comprehensive Income Table
	December 31, 2010
	Accumulated Other Comprehensive Loss		Amounts expected to be reclassified to earnings in next fiscal year
	U.S.	Foreign	U.S.	Foreign

	(in millions)

Prior service cost	$-	$(2)	$-	$-
Unrecognized net actuarial loss	-	(876)	-	(23)
Total	$-	$(878)	$-	$(23)

Target / Actual Allocation Of Pension Plan Asset Table
			Percentage of Plan Assets as of December 31,
	Target Allocations		2010		2009
Asset Category	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign

Equity securities	50%	15% - 30%	53.51%	22.71%	57.06%	22.22%
Debt securities	40%	59% - 85%	25.91%	73.36%	34.24%	73.34%
Real estate	0%	0% - 4%	0.00%	2.09%	0.00%	2.07%
Other	10%	0% - 6%	20.58%	1.84%	8.70%	2.37%
Total pension assets			100.00%	100.00%	100.00%	100.00%

Fair Value Of Plan Assets By Category / Level (US)
	December 31, 2010				December 31, 2009
U.S. Plans	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

	(in millions)
Equity securities:
Common stock	$146	$36	$-	$182	$176	$31	$-	$207
Mutual funds	39	-	-	39	3	-	-	3
Debt securities:
Government debt securities	32	-	-	32	43	-	-	43
Corporate debt securities	62	-	-	62	66	-	-	66
Mutual funds(1)	2	-	-	2	2	-	-	2
Other debt securities	11	-	-	11	15	-	-	15
Other:
Cash and cash equivalents	69	-	-	69	16	-	-	16
Other investments	-	16	-	16	-	16	-	16
Total plan assets	$361	$52	$-	$413	$321	$47	$-	$368

Fair Value Of Plan Assets By Category / Level (Foreign)
	December 31, 2010				December 31, 2009
Foreign Plans	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

	(in millions)
Equity securities:
Common stock	$30	$-	$-	$30	$21	$-	$-	$21
Mutual funds	524	-	-	524	472	-	-	472
Private equity(1)	-	-	521	521	-	-	406	406
Debt securities:
Certificates of deposit	-	4	-	4	-	7	-	7
Unsecured debentures	-	19	-	19	-	14	-	14
Government debt securities	-	234	-	234	-	206	-	206
Mutual funds(2)	95	3,110	-	3,205	88	2,646	-	2,734
Other debt securities	-	11	-	11	-	5	-	5
Real estate:
Real estate(1)	-	-	99	99	-	-	84	84
Other:
Cash and cash equivalents	-	4	-	4	20	2	-	22
Participant loans(3)	-	-	83	83	-	-	74	74
Total plan assets	$649	$3,382	$703	$4,734	$601	$2,880	$564	$4,045

Roll Forward Of Level 3 Plan Assets
	Year Ended December 31,
	2010	2009

	(in millions)

Balance at January 1	$564	$380
Actual return on plan assets:
Returns relating to assets still held at reporting date	104	46
Purchases, sales, issuances and settlements	3	1
Change due to exchange rate changes	32	137
Balance at December 31	$703	$564

Scheduled Cash Flows For Employer Contributions And Expected Future Benefit Payments
	U.S.	Foreign
	(in millions)
Expected employer contribution in 2011	$36	$165
Expected benefit payments for fiscal year ending:
2011	31	432
2012	32	447
2013	33	464
2014	35	481
2015	36	498
2016 - 2020	201	2,751